Stock-Based Compensation - Fair value assumptions (Details)	9 Months Ended
Sep. 30, 2019
Fair value assumptions
Dividend yield	0.00%
Stock Options
Fair value assumptions
Risk free rate of return, Minimum	2.28%
Risk free rate of return, Maximum	2.45%
Expected share price volatility, Minimum	18.40%
Expected share price volatility, Maximum	18.45%
Stock Options | Minimum
Fair value assumptions
Expected life in years	5 years 7 months 21 days
Stock Options | Maximum
Fair value assumptions
Expected life in years	6 years 29 days